Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.6%
Communication Services—8.3%
Alphabet, Inc. Class C (United States)(1)	6,994	$9,351
Comcast Corp. Class A (United States)	89,107	4,007
Tencent Holdings Ltd. (China)	154,676	7,456
Walt Disney Co. (The) (United States)	56,308	8,144
		28,958

Consumer Discretionary—16.1%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	44,782	9,498
Amazon.com, Inc. (United States)(1)	6,344	11,723
Booking Holdings, Inc. (Netherlands)(1)	2,555	5,247
EssilorLuxottica SA (France)	15,575	2,373
Flutter Entertainment plc (Ireland)	44,207	5,373
NIKE, Inc. Class B (United States)	54,456	5,517
O’Reilly Automotive, Inc. (United States)(1)	5,681	2,490
Royal Caribbean Cruises Ltd. (United States)	35,647	4,759
Starbucks Corp. (United States)	18,690	1,643
TJX Cos., Inc. (The) (United States)	122,082	7,454
		56,077

Consumer Staples—20.8%
Alimentation Couche-Tard, Inc. Class B (Canada)	352,467	11,186
Ambev S.A. ADR (Brazil)	744,601	3,470
Anheuser-Busch InBev NV (Belgium)	73,779	6,017
Coca-Cola Co. (The) (United States)	152,122	8,420
Heineken NV (Netherlands)	49,394	5,259
Nestle S.A. Registered Shares (Switzerland)	92,866	10,054
PepsiCo, Inc. (United States)	50,098	6,847
Reckitt Benckiser Group plc (United Kingdom)	42,999	3,491
Unilever NV (Netherlands)	224,190	12,883
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,750,416	5,025
		72,652

Financials—8.7%
Berkshire Hathaway, Inc. Class B (United States)(1)	22,409	5,076
CME Group, Inc. (United States)	26,222	5,263
HDFC Bank Ltd. (India)	673,165	11,997
Housing Development Finance Corp., Ltd. (India)	238,106	8,048
		30,384

Health Care—12.3%
Becton, Dickinson & Co. (United States)	31,393	8,538
Boston Scientific Corp. (United States)(1)	104,295	4,716
Johnson & Johnson (United States)	61,959	9,038
Medtronic plc (United States)	95,713	10,859
UnitedHealth Group, Inc. (United States)	32,792	9,640
		42,791

Industrials—7.0%
Canadian National Railway Co. (Canada)	34,930	3,160
RELX plc (United Kingdom)	165,637	4,173
Safran SA (France)	83,340	12,868
Wolters Kluwer NV (Netherlands)	58,471	4,264
		24,465

	Shares	Value

Information Technology—20.3%
Adobe, Inc. (United States)(1)	11,609	$3,829
Keyence Corp. (Japan)	9,524	3,374
Mastercard, Inc. Class A (United States)	43,221	12,905
Microsoft Corp. (United States)	99,955	15,763
PayPal Holdings, Inc. (United States)(1)	39,304	4,252
SAP SE (Germany)	77,553	10,467
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	59,991	3,485
Tata Consultancy Services Ltd. (India)	142,572	4,318
Visa, Inc. Class A (United States)	66,521	12,499
		70,892

Materials—2.1%
Air Liquide SA (France)	31,313	4,433
Martin Marietta Materials, Inc. (United States)	9,585	2,680
		7,113

Real Estate—1.0%
American Tower Corp. (United States)	15,515	3,565
Total Common Stocks (Identified Cost $222,646)		336,897

Total Long-Term Investments—96.6% (Identified Cost $222,646)		336,897

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.512%)(2)	1,933,157	1,933
Total Short-Term Investment (Identified Cost $1,933)		1,933

TOTAL INVESTMENTS—97.2% (Identified Cost $224,579)		$338,830
Other assets and liabilities, net—2.8%		9,881
NET ASSETS—100.0%		$348,711

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
Country Weightings†
United States	53%
Netherlands	8
India	7
France	6
China	5
Canada	4
Germany	3
Other	14
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$336,897	$336,897
Money Market Mutual Fund	1,933	1,933
Total Investments	$338,830	$338,830
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

VONTOBEL GLOBAL OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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